DoubleLine Global Bond Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 63.2%

Australia - 3.2%
6,450,000	AUD	Australia Government Bond	2.75%		04/21/2024	4,923,112
21,100,000	AUD	Australia Government Bond	1.00%		12/21/2030	14,550,609
4,317,000	AUD	Australia Government Bond	1.50%		06/21/2031	3,101,619

						22,575,340

Belgium - 4.5%
2,738,000	EUR	Kingdom of Belgium Government Bond	0.80	% (a)	06/22/2025	3,259,358
8,650,000	EUR	Kingdom of Belgium Government Bond	1.00	% (a)	06/22/2026	10,467,119
14,626,000	EUR	Kingdom of Belgium Government Bond	0.90	% (a)	06/22/2029	17,902,241

						31,628,718

Canada - 4.0%
10,780,000	CAD	Canadian Government Bond	1.50%		06/01/2023	8,599,626
13,560,000	CAD	Canadian Government Bond	0.25%		08/01/2023	10,611,736
12,500,000	CAD	Canadian Government Bond	0.25%		03/01/2026	9,494,150

						28,705,512

Czech Republic - 2.0%
11,000,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	476,765
78,000,000	CZK	Czech Republic Government Bond	5.70%		05/25/2024	3,747,146
19,000,000	CZK	Czech Republic Government Bond	1.25%		02/14/2025	815,867
210,400,000	CZK	Czech Republic Government Bond	2.40%		09/17/2025	9,322,393

						14,362,171

France - 7.5%
27,830,000	EUR	France Government Bond	0.00%		11/25/2029	31,715,522
6,446,805	EUR	France Government Bond	0.70	% (a)	07/25/2030	9,051,760
2,100,000	EUR	French Republic Government Bond	0.25%		11/25/2026	2,457,580
1,545,000	EUR	French Republic Government Bond	1.00%		05/25/2027	1,881,862
6,300,000	EUR	French Republic Government Bond	1.50%		05/25/2031	8,094,541

						53,201,265

Germany - 5.2%
5,480,000	EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2030	6,392,761
15,600,000	EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		08/15/2030	18,174,317
10,600,000	EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2031	12,316,021

						36,883,099

Hungary - 0.9%
2,136,900,000	HUF	Hungary Government Bond	2.50%		10/24/2024	6,297,147

						6,297,147

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $

Ireland - 2.5%
2,320,000	EUR	Ireland Government Bond	1.00%		05/15/2026	2,798,836
9,050,000	EUR	Ireland Government Bond	0.90%		05/15/2028	10,980,004
3,060,000	EUR	Ireland Government Bond	1.10%		05/15/2029	3,767,395

						17,546,235

Israel - 3.0%
28,430,000	ILS	Israel Government Bond	4.25%		03/31/2023	9,629,041
33,070,000	ILS	Israel Government Bond	2.00%		03/31/2027	11,431,953

						21,060,994

Japan - 14.9%
1,914,000,000	JPY	Japan Government Ten Year Bond	0.10%		03/20/2028	16,813,558
664,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2028	5,836,195
1,060,000,000	JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	10,794,167
345,900,000	JPY	Japan Government Twenty Year Bond	1.60%		03/20/2033	3,492,596
1,800,000,000	JPY	Japan Government Twenty Year Bond	1.60%		12/20/2033	18,277,332
1,915,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	19,309,088
995,000,000	JPY	Japan Government Twenty Year Bond	1.30%		06/20/2035	9,862,029
1,377,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	13,501,590
816,000,000	JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	7,259,414

						105,145,969

Mexico - 2.4%
60,000	MXN	Mexican Bonos	8.00	% (c)	09/05/2024	298,261
1,391,000	MXN	Mexican Bonos	8.50	% (c)	05/31/2029	7,194,338
2,000,000	MXN	Mexican Bonos	7.75	% (c)	05/29/2031	9,881,370

						17,373,969

New Zealand - 2.0%
4,460,000	NZD	New Zealand Government Bond	2.75%		04/15/2025	3,115,889
17,300,000	NZD	New Zealand Government Bond	1.50%		05/15/2031	11,052,697

						14,168,586

Poland - 1.8%
32,850,000	PLN	Republic of Poland Government Bond	2.50%		01/25/2023	8,086,735
13,000,000	PLN	Republic of Poland Government Bond	2.50%		04/25/2024	3,154,304
5,560,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	1,359,477

						12,600,516

Portugal - 3.5%
170,000	EUR	Portugal Obrigacoes do Tesouro OT	2.88	% (a)	10/15/2025	217,489
4,820,000	EUR	Portugal Obrigacoes do Tesouro OT	1.95	% (a)	06/15/2029	6,222,637
15,600,000	EUR	Portugal Obrigacoes do Tesouro OT	0.48	% (a)	10/18/2030	18,049,263

						24,489,389

South Africa - 1.0%
49,800,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	2,885,181
74,900,000	ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	4,220,851

						7,106,032

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $

Spain - 4.8%
180,000	EUR	Spain Government Bond	0.35%		07/30/2023	207,997
10,900,000	EUR	Spain Government Bond	2.75	% (a)	10/31/2024	13,555,028
1,000,000	EUR	Spain Government Bond	1.60	% (a)	04/30/2025	1,213,415
500,000	EUR	Spain Government Bond	1.30	% (a)	10/31/2026	609,160
9,890,000	EUR	Spain Government Bond	0.60	% (a)	10/31/2029	11,553,657
5,900,000	EUR	Spain Government Bond	0.50	% (a)	04/30/2030	6,805,739

						33,944,996

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $454,145,146)						447,089,938

US Government and Agency Obligations - 33.0%

United States - 33.0%
9,430,000	USD	United States Treasury Notes	0.38%		10/31/2023	9,375,851
11,770,000	USD	United States Treasury Notes	0.50%		11/30/2023	11,725,863
11,780,000	USD	United States Treasury Notes	0.75%		11/15/2024	11,715,578
11,710,000	USD	United States Treasury Notes	1.00%		12/15/2024	11,724,180
14,330,000	USD	United States Treasury Notes	0.75%		08/31/2026	14,010,374
14,260,000	USD	United States Treasury Notes	0.88%		09/30/2026	14,010,450
15,280,000	USD	United States Treasury Notes	1.13%		10/31/2026	15,182,113
15,200,000	USD	United States Treasury Notes	1.25%		11/30/2026	15,192,875
15,420,000	USD	United States Treasury Notes	1.13%		08/31/2028	15,124,852
15,310,000	USD	United States Treasury Notes	1.25%		09/30/2028	15,135,370
15,210,000	USD	United States Treasury Notes	1.38%		10/31/2028	15,152,962
15,180,000	USD	United States Treasury Notes	1.50%		11/30/2028	15,244,041
14,970,000	USD	United States Treasury Notes	0.63%		05/15/2030	14,000,459
14,980,000	USD	United States Treasury Notes	0.63%		08/15/2030	13,973,531
13,790,000	USD	United States Treasury Notes	1.63%		05/15/2031	13,969,916
14,240,000	USD	United States Treasury Notes	1.25%		08/15/2031	13,926,275
14,140,000	USD	United States Treasury Notes	1.38%		11/15/2031	13,965,459

Total US Government and Agency Obligations (Cost $235,300,283)						233,430,149

Short Term Investments - 2.5%
5,927,758		First American Government Obligations Fund - Class U	0.03	% (b)		5,927,758
5,926,214		JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (b)		5,926,214
5,926,214		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (b)		5,926,214

Total Short Term Investments (Cost $17,780,186)						17,780,186

Total Investments - 98.7% (Cost $707,225,615)						698,300,273
Other Assets in Excess of Liabilities - 1.3%						9,448,426

NET ASSETS - 100.0%						$707,748,699

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Seven-day yield as of period end

(c)	Principal amount is stated in 100 Mexican Peso Units.

AUD	Australian Dollar

EUR	Euro

CAD	Canadian Dollar

CZK	Czech Republic Koruna

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

ZAR	South African Rand

USD	US Dollar

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	63.2%
US Government and Agency Obligations	33.0%
Short Term Investments	2.5%
Other Assets and Liabilities	1.3%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	35.5%
Japan	14.9%
France	7.5%
Germany	5.2%
Spain	4.8%
Belgium	4.5%
Canada	4.0%
Portugal	3.5%
Australia	3.2%
Israel	3.0%
Ireland	2.5%
Mexico	2.4%
Czech Republic	2.0%
New Zealand	2.0%
Poland	1.8%
South Africa	1.0%
Hungary	0.9%
Other Assets and Liabilities	1.3%

100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
01/21/2022	Citibank, N.A.	6,450,000	AUD	$4,693,015	4,606,726	USD	$4,606,726	$(86,289)
01/21/2022	Bank of America Merrill Lynch	13,440,000	EUR	15,308,017	15,151,342	USD	15,151,342	(156,675)

								$(242,964)

AUD	Australian Dollar

EUR	Euro

USD	US Dollar

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.